Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
AAMA Equity Fund
Shareholder Report [Line Items]
Fund Name	AAMA Equity Fund
Class Name	AAMA Equity Fund
Trading Symbol	AMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The AAMA Equity Fund returned 16.39% for the year ended June 30, 2024. This may be compared to the S&P 500 capitalization weighted index return of 24.56%. Measurements of broader market performance continue to fall behind the headline index with the S&P 500 Equal Weighted Index return of 11.79%, and the S&P Midcap 400 and Smallcap 600 Index returns of 8.66% and 13.57%, respectively.

Looking over the last 12 months, stock prices reached a low point in late October and closed at record highs on June 30th. As has been the case over the last several years, large growth companies have led the market and contributed heavily to the performance of capitalization weighted indices. The S&P 500 Index out-paced the equal weight index by 12.77% over the last six months.

Stock valuations remain elevated relative to the history of S&P 500 Index prices relative to expected 12 month forward earnings. Operating earnings in the second quarter of 2024 are likely to have recovered to match their prior peak posted in the 4th quarter of 2021. Expectations are for earnings to grow from current levels.

The portfolio of the AAMA Equity Fund has included exposure to the Technology sector along with targeted positions in more defensive sectors such as Health Care, Consumer Staples and Utilities. The five year, annualized monthly price volatility of the AAMA Equity Fund is 15.6% versus the 18.0% of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/30/2017)
AAMA Equity Fund	16.39%	10.77%	10.49%
S&P 500® Index	24.56%	15.05%	14.28%
S&P 500® Equal Weight Index	11.79%	10.94%	10.69%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 389,227,539
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,029,091
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$389,227,539
Number of Portfolio Holdings	47
Advisory Fee	$4,029,091
Portfolio Turnover	3%

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	11.0%
iShares Core S&P 500 ETF	9.7%
Microsoft Corporation	3.7%
Applied Materials, Inc.	3.4%
T-Mobile US, Inc.	3.3%
Alphabet, Inc. - Class A	3.2%
Freeport-McMoRan, Inc.	3.1%
Exxon Mobil Corporation	2.7%
Amazon.com, Inc.	2.7%
QUALCOMM, Inc.	2.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2024.
AAMA Income Fund
Shareholder Report [Line Items]
Fund Name	AAMA Income Fund
Class Name	AAMA Income Fund
Trading Symbol	AMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The AAMA Income Fund returned 3.75% for the year ended June 30, 2024. This may be compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63%. Long term maturities fared worse with the Bloomberg U.S. Long Term Treasury Index return of -5.61%.

The Federal Reserve has started to hint at the possibility of a lower Federal Funds targeted interest rate in September as recent data has contained evidence of slowing inflation and a less robust labor market. Inflation had cooled in the last six months of 2023 only to rise again early in 2024. The Fed seems to remain patient in order to become convinced that they are not moving too early.

Headline inflation measured by the 12 month change in the Consumer Price Index (reported by the Bureau of Labor Statistics) has declined from 8.9% to 2.9% over the last two years. However, the core CPI (less food and energy) was recently reported at 3.12%. The Federal Reserve’s favorite measure using the Personal Consumption Expenditure gauge for services (less housing and energy services) was most recently reported at 3.38%. None of the measures are below the stated 2% target.

The AAMA Income Fund continues to be positioned in relatively short-term, high-quality issues which has reduced fund price volatility over the past two years of rising interest rates. Annualized monthly price volatility of the AAMA Income Fund was 2.9% over the last two years compared to the Barclays Aggregate Index volatility of 8.4%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/30/2017)
AAMA Income Fund	3.75%	-0.01%	0.37%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	0.86%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.45%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
Net Assets	$ 145,645,622
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 871,646
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$145,645,622
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$871,646
Portfolio Turnover	0%

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bills, 5.366%, due 07/23/24	13.7%
U.S. Treasury Bills, 5.369%, due 08/22/24	13.6%
U.S. Treasury Bills, 5.364%, due 10/22/24	13.5%
Federal National Mortgage Association, 2.125%, due 04/24/26	7.5%
U.S. Treasury Bills, 5.351%, due 09/24/24	6.8%
U.S. Treasury Notes, 0.500%, due 04/30/27	6.1%
U.S. Treasury Notes, 1.125%, due 02/29/28	6.1%
Federal National Mortgage Association, 0.750%, due 10/8/27	3.6%
U.S. Treasury Notes, 1.875%, due 08/31/24	3.4%
Federal Home Loan Bank, 2.750%, due 12/13/24	3.4%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2024.